STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 162 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 4,460,992	$ 4,230,899
Employee	12,676,786	11,337,790
Rollover	744,257	1,016,826
Total Contributions	17,882,035	16,585,515
Investment Gain
Investment gain from Eaton Savings Trust	26,262,594	31,970,670
Interest income on notes receivable from participants	517,879	367,223
Total Investment Gain	26,780,473	32,337,893
Deductions from Net Assets Attributed to:
Benefits paid to participants	32,586,452	28,970,819
Administrative expenses	58,736	95,190
Total Deductions	32,645,188	29,066,009
Net Increase	12,017,320	19,857,399
Net Transfers to other plans	(662,034)	(1,412,235)
Net Assets Available for Benefits:
Beginning of Year	225,004,205	206,559,041
End of Year	$ 236,359,491	$ 225,004,205